CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts	$ 12,162	$ 12,229
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	81,250,452	81,118,387
Ordinary shares, shares outstanding	77,768,929	77,636,864
Treasury stock, ordinary shares	3,481,523	3,481,523